Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents information regarding our executive compensation pay relative to corporate performance of our principal executive officer (“PEO”), Mr. Deines, and non-PEO named executive officers (“NEOs”) for 2022, 2023, and 2024.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO[3] ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS[3] ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON TOTAL SHAREHOLDER RETURN ($)	NET INCOME (IN THOUSANDS) ($)
2024[1]	811,352	888,003	545,643	571,797	53.81	(6,613)
2023[2]	598,644	619,516	388,507	395,699	81.95	2,286
2022[3]	720,977	650,221	441,497	451,898	77.25	13,496
[1]	In 2024, Mr. Brown, Ms. Bullard and Mr. Neros were our Non-PEO NEOs.
[2]	In 2023, Mr. Christopher Riffle and Mr. Neros were our Non-PEO NEOs.
[3]	In 2022, Mr. Riffle, Ms. Bullard, and Ms. Kelly Liske were our Non-PEO NEOs.
[4]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by First Northwest’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in the tables below.

PEO Total Compensation Amount	$ 811,352	$ 598,644	$ 720,977
PEO Actually Paid Compensation Amount	$ 888,003	619,516	650,221
Adjustment To PEO Compensation, Footnote
PEO YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR- END TO CURRENT YEAR-END ($)	CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	COMPENSATION ACTUALLY PAID ($)
2024	811,352	142,688	(8,444)	(61,441)	3,848	0	888,003

NON-PEO NEOS YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	AVERAGE INCREASE FOR YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS FROM PRIOR YEAR-END TO CURRENT YEAR-END ($)	AVERAGE CHANGE IN FAIR VALUE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FROM PRIOR YEAR-END TO VESTING DATE ($)	AVERAGE DIVIDENDS PAID ON AWARDS DURING YEAR PRIOR TO VESTING DATE ($)	AVERAGE DEDUCTION FOR FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT WERE FORFEITED DURING YEAR ($)	AVERAGE COMPENSATION ACTUALLY PAID ($)
2024	545,643	60,292	(13,803)	(23,482)	3,147	0	571,797

Compensation Actually Paid (“CAP”) to our PEO and Non-PEO NEOs was higher in 2024 than in 2023, due to a one-time Transition Equity Grant awarded to each named executive officer. For additional information, please see the Outstanding Equity Award section above.

Non-PEO NEO Average Total Compensation Amount	$ 545,643	388,507	441,497
Non-PEO NEO Average Compensation Actually Paid Amount	571,797	395,699	451,898
Total Shareholder Return Amount	53.81	81.95	77.25
Net Income (Loss)	(6,613,000)	$ 2,286,000	$ 13,496,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,688
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,444)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,441)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,848
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,292
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,803)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,482)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,147